Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 19,781	$ 24,581
Cash and cash equivalents held in Reserve Fund	5,824	21,987
Short-term investments held in Reserve Fund	18,473
Short-term investments	5,033
Digital assets	2,597
Trade receivable	506	834
Derivative assets	1,072
Customer funds	2,609	4,270
Receivable from related party	1,205
Prepaid expenses and other receivables	1,403	2,383
Total current assets	58,503	54,055
Non-current assets:
Property, plant and equipment, net	395	160
Digital assets		1,000
Long-term investments held in Reserve Fund	11,726	14,036
Long-term investments	4,654	400
Intangible assets, net	3,528	4,394
Goodwill	2,290	2,455
Loan receivable from related parties		1,015
Rights-of-use-assets, net	1,309	987
Total non-current assets	23,902	24,447
Total Assets	82,405	78,502
Current liabilities:
Accounts payable and accrued expenses	2,298	3,170
Funds due to customers	2,609	4,270
Lease liability	519	319
INX Token liability	56,847	282,642
INX Token warrant liability	1,580	9,814
Contingent consideration liability		400
Total current liabilities	63,853	300,615
Non-current liabilities:
Lease liability	868	821
Total non-current liabilities	868	821
Equity:
Ordinary shares of GBP 0.001 par value Authorized: 100,000,000 shares at December 31, 2022 and 2021; Issued and Outstanding: 47,635,875 and 15,955,875 at December 31, 2022 and 2021, respectively	60	21
Share premium	49,474	24,177
Contribution to equity by controlling shareholder	5,972	582
Other comprehensive income (loss)	(1,254)	188
Accumulated deficit	(36,568)	(247,902)
Total equity	17,684	(222,934)
Total Liabilities and Equity	$ 82,405	$ 78,502